Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	$ 4,748,176	$ 4,748,176	$ 4,748,176
Less: accumulated depreciation	(541,204)	(501,344)	(341,904)
Property, Plant and Equipment, Net	4,206,972	4,246,832	4,406,272
Trucks & Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	285,099	285,099	285,099
Machinery & Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	67,847	67,847	67,847
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	3,465,230	3,465,230	3,465,230
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	$ 930,000	$ 930,000	$ 930,000